Performance Management - BNY Mellon Intermediate Municipal Bond Fund, Inc.	May 31, 2024
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's shares from year to year. The table compares the average annual total returns of the fund's shares to those of broad measures of market performance. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. More recent performance information may be available at www.im.bnymellon.com.

Performance Past Does Not Indicate Future [Text]	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the fund.
Bar Chart [Heading]	Year-by-Year Total Returns as of 12/31 each year (%)
Bar Chart [Table]

Year-by-Year Total Returns as of 12/31 each year (%)

During the periods shown in the chart: Best Quarter Q4, 2023: 6.35% Worst Quarter Q1, 2022: -5.63%
The year-to-date total return of the fund's shares as of June 30, 2024 was -0.22%.

Bar Chart Closing [Text Block]
During the periods shown in the chart: Best Quarter Q4, 2023: 6.35% Worst Quarter Q1, 2022: -5.63%
The year-to-date total return of the fund's shares as of June 30, 2024 was -0.22%.

Year to Date Return, Label [Optional Text]	year-to-date total return
Bar Chart, Year to Date Return	(0.22%)
Bar Chart, Year to Date Return, Date	Jun. 30, 2024
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	6.35%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(5.63%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Performance Table Narrative

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through U.S. tax-deferred arrangements such as 401(k) plans or individual retirement accounts. Returns after taxes on distributions and sale of fund shares may be higher than returns before taxes or returns after taxes on distributions due to an assumed tax benefit from losses on a sale of the fund's shares at the end of the period.

Performance Table Market Index Changed	In accordance with regulatory changes requiring the fund's primary benchmark to represent the overall applicable market, the fund's primary benchmark changed effective May 31, 2024.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through U.S. tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	Returns after taxes on distributions and sale of fund shares may be higher than returns before taxes or returns after taxes on distributions due to an assumed tax benefit from losses on a sale of the fund's shares at the end of the period.
Performance [Table]

Average Annual Total Returns (as of 12/31/23)
	1 Year	5 Years	10 Years
Fund returns before taxes	5.33%	1.88%	2.44%
Fund returns after taxes on distributions	5.31%	1.78%	2.31%
Fund returns after taxes on distributions and sale of fund shares	4.13%	1.96%	2.43%
Bloomberg Municipal Bond Index* reflects no deductions for fees, expenses or taxes	6.40%	2.25%	3.03%
Bloomberg Municipal Bond: 7 Year Index (6-8) reflects no deductions for fees, expenses or taxes	4.99%	2.14%	2.56%

* In accordance with regulatory changes requiring the fund's primary benchmark to represent the overall applicable market, the fund's primary benchmark changed effective May 31, 2024.

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns (as of 12/31/23)
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deductions for fees, expenses or taxes
Performance Availability Website Address [Text]	www.im.bnymellon.com